REVENUE, OTHER INCOME AND GAINS (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

	Three months ended March 31,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Revenue
Licensing of intellectual property	12,181	—
Collaboration revenue	78,481	36,280
Other revenue	3,329	56
Total	93,991	36,336

Summary of Deferred Revenue from Contract Liabilities
The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	March 31	December 31
	2024	2023
	US$’000 (Unaudited)	US$’000
Contract liabilities (Current)	63,251	53,010
Contract liabilities (Non-Current)	23,109	47,962
Total	86,360	100,972

Other Income and Gains
The following table summarizes the Total other income and gains:

	Three months ended March 31,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Other income and gains
Other income:
Finance income	13,870	6,755
Government grants*	616	710
Other	100	29
Total income	14,586	7,494

Gains:
Foreign currency exchange gain, net	49,056	—
Fair value gains on financial assets measured at fair value change through profit or loss	449	705
Total gains	49,505	705
Total other income and gains	64,091	8,199

*The amount represents subsidies received from local government authorities to support the Company’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.